Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
(5)	INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of December 31, 2014 and June 30, 2014 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
December 31, 2014
Finite-Lived Intangible Assets
Customer relationships	$822.0	$(125.5)	$696.5
Trade names	0.1	—	0.1
Underlying rights	1.7	(0.1)	1.6

Total	823.8	(125.6)	698.2
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.7	—	17.7

Total	$845.0	$(125.6)	$719.4

June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789.2	$(104.2)	$685.0
Trade names	0.1	—	0.1
Underlying rights	1.8	(0.1)	1.7

Total	791.1	(104.3)	686.8
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying rights	19.4	—	19.4

Total	$814.0	$(104.3)	$709.7

(8)	INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of June 30, 2013 and 2014 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2013
Finite-Lived Intangible Assets
Customer relationships	$721,659	$(86,407)	$635,252
Tradenames	1,179	(590)	589
Underlying rights	1,075	(54)	1,021

	723,913	(87,051)	636,862
Indefinite-Lived Intangible Assets
Certifications	3,488	—	3,488

Total	$727,401	$(87,051)	$640,350

June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789,210	$(104,187)	$685,023
Tradenames	85	(11)	74
Underlying rights	1,760	(116)	1,644

	791,055	(104,314)	686,741
Indefinite-Lived Intangible Assets
Underlying rights	19,426	—	19,426
Certifications	3,488	—	3,488

Total	$813,969	$(104,314)	$709,655

The weighted average remaining amortization period for the Company’s customer relationships and trade name assets as of June 30, 2014, is 16.2 years and 1.0 years, respectively. The Company has determined that certain underlying rights (including easements) and the certifications have indefinite lives. The amortization period for underlying rights (including easements) is 20 years. The amortization of intangible assets for the years ended June 30, 2012, 2013 and 2014 was $14,604, $44,404 and $44,143, respectively.

During the years ended June 30, 2013 and 2014, the Company wrote off $548 and $27,167 in fully amortized intangible assets, respectively. Estimated future amortization of finite-lived intangible assets is as follows:

Year Ended June 30,
2015	$46,547
2016	46,364
2017	46,364
2018	46,364
2019	46,364
Thereafter	454,738

Total	$686,741